COMMITMENTS AND CONTINGENCIES	6 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE – 15 COMMITMENTS AND CONTINGENCIES

From time to time, the Company is involved in various legal proceedings and claims in the ordinary course of business. The Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

The Company consummated the follow-on public offering of 3,600,000 ordinary shares at the price of US$0.351 per share for the total gross proceeds of US$1,263,600. The proceeds for this offering were received over the period from September 23, 2024 to September 25, 2024 and the ordinary shares were issued to the investors on October 11, 2024.

As of September 30, 2024, saved for above, the Company has no material commitments or contingencies.